SCHEDULE OF STOCK OPTION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of shares, outstanding at beginning	30,329	48,329	23,829
Weighted average exercise price, outstanding at beginning	$ 57.17	$ 37.05	$ 79.00
Weighted average grant date fair value, outstanding at beginning	$ 77.22	$ 44.82	$ 103.50
Weighted average remaining contractual term, outstanding balance	2 years 7 months 6 days	3 years 4 months 24 days	4 years 1 month 6 days	5 years 3 months 18 days
Aggregate intrinsic value, outstanding at beginning			$ 34,333
Number of shares, granted			25,500
Weighted average exercise price, granted			$ 3.07
Weighted average grant date fair value, granted			$ 2.58
Number of shares, forfeited	(7,247)	(18,000)	(1,000)
Weighted average exercise price, forfeited	$ 39.35	$ 3.07	$ 175.00
Weighted average grant date fair value, forfeited	$ 54.02	$ 2.58	$ 140.50
Number of shares, outstanding at end	23,082	30,329	48,329	23,829
Weighted average exercise price, outstanding at end	$ 62.77	$ 57.17	$ 37.05	$ 79.00
Weighted average grant date fair value, outstanding at end	$ 84.51	$ 77.22	$ 44.82	$ 103.50
Exercisable shares at end	22,145	25,677
Exercisable weighted average price at end	$ 65.30	$ 64.45
Weighted average grant date fair value, exercisable	$ 87.98	$ 88.72
Weighted average remaining contractual term, exercisable	2 years 2 months 12 days	2 years 10 months 24 days
Aggregate intrinsic value, outstanding at end				$ 34,333
Aggregate intrinsic value, exercisable